[FRONT COVER]
                   STATE STREET RESEARCH
                       EXCHANGE FUND

     SEMIANNUAL REPORT
     June 30, 1997



                                        WHAT'S INSIDE

                                        Investment Update
                                        The Fund, economy
                                        and markets

                                        Fund Information
                                        Facts and figures

                                        Plus, Complete Portfolio Holdings
                                        and Financial Statements



                                 [DALBAR LOGO]
                               DALBAR KEY HONORS
                                 COMMITMENT TO:
                                   INVESTORS
                                      1996
                                 For Excellence
                                       in
                              Shareholder Service

                          STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
[bullet] The U.S. economy was driven by strong growth with low inflation over the six months ended June 30, 1997. Consumer spending and confidence were on the rise, and wages began to accelerate slightly over the period.
[bullet] A strong dollar helped restrain inflation. The Federal Reserve Board found no need to raise short-term rates during the second quarter, thus stimulating the bond market. The Federal Reserve continues to focus on the strength in consumer demand and wage pressures in the labor market.
[bullet] Capital spending, particularly for computers and related equipment, continues steadily and producers' durable equipment remains strong. Production is expected to jump in the auto sector, where inventories have been lean.

The Markets
[bullet] The first six months of 1997 offered positive overall performance for both stocks and bonds. Without inflation pressure, bonds appreciated. The resulting rally drove down the yield of the benchmark 30-year Treasury bond below 7%.
[bullet] A short-term correction took a substantial bite out of the Dow Jones
         Industrial Average,(1) which had topped 7000 in February and continued to slip until mid-March. By June 30, 1997, the Index had closed at 7672.79, representing a +38.54% gain over the previous 12 months.
[bullet] The quarter ended June 30, 1997 was one of the best in history. For the second time in nearly 50 years, the S&P 500(1) had doubled in less than three years. Stock market gains were pronounced in two major areas: large company stocks and growth stocks.

THE FUND
A Mid-Year Retrospective
[bullet] The Fund outperformed the S&P 500(1) by providing investors with a +23.14% total return for the six months ended June 30, 1997, versus +20.62% for the Index.(2) This performance significantly outpaced the +15.52% average return of the 626 Growth and Income Fund classes tracked by Lipper Analytical Services.
[bullet] The portfolio's largest and most over-weighted sector, health care stocks, continues to reward investors. Technology and consumer sectors also performed well.

Current Strategy
[bullet] We try to keep the risk profile of the portfolio down with lower volatility stocks. We also seek to minimize realized capital gains. [bullet] The majority of our long-term growth companies are expected to have good dividend performance. We continue to emphasize high quality, relative stability, and an attractive yield for shareholders.


June 30, 1997

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Dow Jones Industrial Average includes 30 widely traded common stocks and is a commonly used measure of stock performance. The indices are unmanaged. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3)Cumulative total returns are not annualized.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data, and transactions, should not be relied upon as being current thereafter.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 1997)
--------------------------------------------------------------------------------

SEC Average Annual Compound Rates
of Return(2)

 Life of Fund
(since 12/17/76)     10 Years     5 Years     1 Year
------------------   ----------   ---------   --------
     +14.57%         +14.41%      +19.81%     +37.85%

Cumulative Total Returns(2),(3)


 Life of Fund
(since 12/17/76)     10 Years     5 Years      1 Year
------------------   ----------   ----------   --------
    +1,536.73%       +284.22%     +146.84%     +37.85%



Top 10 Stock Positions
(by percentage of net assets)

1   Johnson & Johnson Healthcare products                       4.7%

2   Coca-Cola Beverage giant                                    4.2%

3   Microsoft Computer software & service                       3.8%

4   Merck Pharmaceutical company                                3.6%

5   Gillette Personal care company                              3.4%

6   IBM Office equipment                                        3.2%

7   American Express Financial service                          3.2%

8   Exxon Oil company                                           3.1%

9   Pfizer Pharmaceutical company                               3.0%

10  Mobil Oil company                                           2.9%


These securities represent an aggregate of 35.1% of net assets. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities or industries listed in this table or in the text above.


Top 5 Industries
(by percentage of net assets)

Drug                                         11.3%
Oil                                           7.8%
Food and beverage                             7.0%
Chemical                                      6.6%
Electronic equipment                          6.3%
Total: 39.0%

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)


                                                          Value
                                              Shares     (Note 1)
                                            --------- --------------
COMMON STOCKS 99.0%
Basic Industries 12.7%
Chemical 6.6%
Dow Chemical Co.   ........................    60,000   $  5,227,500
E.I. Du Pont De Nemours & Co.  ............   137,000      8,613,875
Monsanto Co.    ...........................   193,500      8,332,594
                                                       -------------
                                                          22,173,969
                                                       -------------
Electrical Equipment 2.2%
General Electric Co.  .....................    64,990      4,248,721
General Signal Corp.  .....................    70,372      3,069,979
                                                       -------------
                                                           7,318,700
                                                       -------------
Forest Product 0.7%
Georgia-Pacific Corp.    ..................    26,251      2,241,179
                                                       -------------
Machinery 3.2%
Caterpillar Inc.   ........................    58,400      6,270,700
Millipore Corp.    ........................    99,400      4,373,600
                                                       -------------
                                                          10,644,300
                                                       -------------
Total Basic Industries   ...........................      42,378,148
                                                       -------------
Consumer Cyclical 7.9%
Automotive 1.7%
General Motors Corp.  .....................   100,000      5,568,750
                                                       -------------
Recreation 2.7%
Walt Disney Co.    ........................   112,283      9,010,711
                                                       -------------
Retail Trade 3.5%
Dayton Hudson Corp.   .....................   150,552      8,007,484
Wal-Mart Stores, Inc.    ..................   111,600      3,773,475
                                                       -------------
                                                          11,780,959
                                                       -------------
Total Consumer Cyclical  ...........................      26,360,420
                                                       -------------
Consumer Staple 32.3%
Drug 11.3%
American Home Products Corp    ............   103,472      7,915,608
Merck & Company, Inc.    ..................   117,259     12,136,307
Novartis AG ADR*   ........................    92,692      7,435,636
Pfizer Inc.  ..............................    83,800     10,014,100
                                                       -------------
                                                          37,501,651
                                                       -------------
Food & Beverage 7.0%
Anheuser-Busch Companies, Inc  ............   112,600      4,722,163
Coca-Cola Co.   ...........................   207,535     14,008,612
General Mills Inc.    .....................    69,200      4,506,650
                                                       -------------
                                                          23,237,425
                                                       -------------
Hospital Supply 5.2%
Columbia/HCA Healthcare Corp.  ............    44,550   $  1,751,372
Johnson & Johnson  ........................   242,341     15,600,702
                                                       -------------
                                                          17,352,074
                                                       -------------
Personal Care 6.0%
Gillette Co.    ...........................   118,200     11,199,450
Procter & Gamble Co.  .....................    61,600      8,701,000
                                                       -------------
                                                          19,900,450
                                                       -------------
Tobacco 2.8%
Philip Morris Companies, Inc.  ............   213,900      9,491,812
                                                       -------------
Total Consumer Staple    ..................              107,483,412
                                                       -------------
Energy 10.7%
Oil 7.8%
Amoco Corp.  ..............................    71,032      6,175,345
Exxon Corp.  ..............................   170,136     10,463,364
Mobil Corp.  ..............................   136,800      9,558,900
                                                       -------------
                                                          26,197,609
                                                       -------------
Oil Service 2.9%
Halliburton Co.    ........................    35,012      2,774,701
Schlumberger Ltd.  ........................    54,619      6,827,375
                                                       -------------
                                                           9,602,076
                                                       -------------
Total Energy ..............................               35,799,685
                                                       -------------
Finance 11.5%
Bank 4.7%
Banc One Corp.  ...........................    55,902      2,707,753
BankAmerica Corp.  ........................   136,800      8,832,150
Chase Manhattan Corp.    ..................    41,576      4,035,471
                                                       -------------
                                                          15,575,374
                                                       -------------
Financial Service 4.6%
American Express Co.  .....................   141,591     10,548,529
Federal National Mortgage Association   .     110,400      4,816,200
                                                       -------------
                                                          15,364,729
                                                       -------------
Insurance 2.2%
General Re Corp.   ........................    40,941      7,451,262
                                                       -------------
Total Finance   ...........................               38,391,365
                                                       -------------
Science & Technology 22.9%
Aerospace 4.8%
Boeing Co.   ..............................   131,800      6,993,637
Raytheon Co.    ...........................   176,165      8,984,415
                                                       -------------
                                                          15,978,052
                                                       -------------
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                                             Value
                                                Shares      (Note 1)
                                                ------      --------
Computer Software & Service 4.7%
First Data Corp.   ........................    65,338   $  2,870,788
Microsoft Corp.*   ........................    99,500     12,574,313
                                                       -------------
                                                          15,445,101
                                                       -------------
Electronic Components 1.2%
AMP Inc.  .................................    96,000      4,008,000
                                                       -------------
Electronic Equipment 6.3%
L.M. Ericsson Telephone
  Co. ADR Cl. B*   ........................   152,460      6,003,112
Lucent Technologies Inc.*   ...............    90,522      6,523,242
Motorola Inc.   ...........................    50,600      3,845,600
Perkin-Elmer Corp.    .....................    58,000      4,614,625
                                                       -------------
                                                          20,986,579
                                                       -------------
Office Equipment 5.9%
Hewlett-Packard Co.   .....................   160,000      8,960,000
International Business Machines Corp.   .     119,600     10,786,425
                                                       -------------
                                                          19,746,425
                                                       -------------
Total Science & Technology  ........................      76,164,157
                                                       -------------
Utility 1.0%
Telephone 1.0%
AirTouch Communications Inc.*  ............   123,800      3,389,025
                                                       -------------
Total Utility   ....................................       3,389,025
                                                       -------------
Total Common Stocks (Cost $92,717,035)  ............     329,966,212
                                                       -------------


                                Principal    Maturity
                                  Amount       Date
                                ---------    --------
SHORT-TERM OBLIGATIONS 1.2%
American Express Credit Corp.,
  5.50%  ..................... $3,955,000   7/01/1997      3,955,000
                                                        ------------
Total Short-Term Obligations (Cost $3,955,000)  ......     3,955,000
                                                        ------------
Total Investments (Cost $96,672,035)--100.2% .........   333,921,212
Cash and Other Assets, Less Liabilities--(0.2)% ......      (638,292)
                                                        ------------
Net Assets--100.0%   .................................  $333,282,920
                                                        ============


Federal Income Tax Information:
At June 30, 1997, the net unrealized appreciation of
  investments based on cost for Federal income tax
  purposes of $83,889,247 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost   ....................................  $250,242,415
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value   .......................................      (210,450)
                                                        ------------
                                                        $250,031,965
                                                        ============

* Nonincome-producing securities
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.


    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------


June 30, 1997 (Unaudited)

Assets
Investments, at value (Cost $96,672,035) (Note 1)  ......... $333,921,212
Cash  ......................................................       44,652
Dividends and interest receivable   ........................      314,973
Other assets   .............................................        1,509
                                                             -------------
                                                              334,282,346
Liabilities
Dividends payable    .......................................      524,446
Accrued management fee (Note 2)  ...........................      389,378
Accrued trustees' fees (Note 2)  ...........................       13,590
Accrued transfer agent and shareholder services (Note 2)            6,424
Other accrued expenses  ....................................       65,588
                                                             -------------
                                                                  999,426
                                                             -------------
Net Assets                                                   $333,282,920
                                                             =============
Net Assets consist of:
 Undistributed net investment income   ..................... $    883,176
 Unrealized appreciation of investments   ..................  237,249,177
 Accumulated net realized gain   ...........................    4,980,982
 Shares of beneficial interest   ...........................   90,169,585
                                                             -------------
                                                             $333,282,920
                                                             =============
Net Asset Value per share
  ($333,282,920 [divided by] 831,910 shares of beneficial
  interest)  ...............................................       $400.62
                                                             =============

-------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------

For the six months ended June 30, 1997 (Unaudited)


Investment Income
Dividends, net of foreign taxes of $35,455 ...............     $ 2,814,288
Interest  ................................................         105,999
                                                              ------------
                                                                 2,920,287
Expenses
Management fee (Note 2)  .................................         758,874
Custodian fee   ..........................................          35,580
Trustees' fees (Note 2)  .................................          15,110
Audit fee    .............................................          12,873
Transfer agent and shareholder services (Note 2)    ......          11,044
Reports to shareholders  .................................          10,867
Legal fees   .............................................           2,313
Miscellaneous   ..........................................           8,231
                                                              ------------
                                                                   854,892
                                                              ------------
Net investment income    .................................       2,065,395
                                                              ------------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)    ......       4,980,982
Net unrealized appreciation of investments    ............      56,494,573
                                                              ------------
Net gain on investments  .................................      61,475,555
                                                              ------------
Net increase in net assets resulting from operations   ...     $63,540,950
                                                              ============


    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Six months ended
                                     June 30, 1997       Year ended
                                      (Unaudited)     December 31, 1996
                                   ------------------ ------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income    .........   $  2,065,395       $   3,490,601
                                     ------------       -------------
Net realized gain on
  investments   ..................      4,980,982          15,724,519
Provision for federal income
  tax  ...........................             --          (2,598,359)
                                     ------------       -------------
                                        4,980,982          13,126,160
                                     ------------       -------------
Net unrealized appreciation of
  investments   ..................     56,494,573          40,186,634
                                     ------------       -------------
Net increase resulting from
  operations    ..................     63,540,950          56,803,395
                                     ------------       -------------
Dividends from net
  investment income   ............     (1,259,601)         (3,498,914)
                                     ------------       -------------
Distribution from net realized
  gains   ........................             --            (432,035)
                                     ------------       -------------
Share transactions:
Net asset value of shares
  issued in payment of:
 Distribution from net
   realized gains  ...............             --             130,117
 Dividends from net
   investment income  ............         88,674             333,745
Cost of shares repurchased  ......     (5,811,431)        (10,034,082)
                                     ------------       -------------
Net decrease from fund share
  transactions  ..................     (5,722,757)         (9,570,220)
                                     ------------       -------------
Total increase in net assets   ...     56,558,592          43,302,226

Net Assets
Beginning of period   ............    276,724,328         233,422,102
                                     ------------       -------------
End of period (including
  undistributed net
  investment income of
  $883,176 and $77,382,
  respectively)    ...............   $333,282,920       $ 276,724,328
                                     ============       =============
Number of shares:
Issued upon reinvestment of:
 Distribution from net
   realized gains  ...............             --                 398
 Dividends from net
   investment income  ............            262                 934
Repurchased  .....................        (15,435)            (33,611)
                                     ------------       -------------
Net decrease in fund shares   .           (15,173)            (32,279)
                                     ------------       -------------

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 1997


Note 1

State Street Research Exchange Fund (the "Fund"), is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized in February, 1989 as a successor to State Street Exchange Fund, Inc., a Massachusetts corporation. The Fund is presently the only series of the Trust.

The investment objective of the Fund is to provide long-term growth of capital and, secondarily, long-term growth of income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investments in Securities
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. Federal Income Taxes
No provision for Federal income taxes is necessary with respect to net investment income since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute substantially all of such income. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any Federal Excise Tax under Section 4982 of the Internal Revenue Code. The Fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays Federal income taxes thereon on behalf of the shareholders.

C. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to shares of beneficial interest.

D. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into a contract that provides for an annual fee equal to 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 1997, the fees pursuant to such agreement amounted to $758,874.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended June 30, 1997, the amount of such expenses was $2,991.

The fees of the Trustees not currently affiliated with the Adviser amounted to $15,110 during the six months ended June 30, 1997.


Note 3

For the six months ended June 30, 1997, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities, including $5,602,100 representing redemptions in kind, aggregated $3,316,978 and $5,916,456, respectively.


Note 4

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At June 30, 1997, the Adviser owned 13,766 shares of the Fund.


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                            Six months ended
                                                             June 30, 1997
                                                              (Unaudited)
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $326.68
                                                                -------
Net investment income                                              2.47
Net realized and unrealized gain (loss) on investments*           72.97
                                                                -------
  Total from investment operations                                75.44
                                                                  -----
Dividends from net investment income                              (1.50)
Distributions from net realized gains                                --
                                                                -------
  Total distributions                                             (1.50)
                                                                -------
Net asset value, end of year                                    $400.62
                                                                =======
Total return                                                      23.14%+
Net assets at end of period (000s)                             $333,283
Ratio of operating expenses to average net assets                  0.56%[dbldag]
Ratio of net investment income to average net assets               1.36%[dbldag]
Portfolio turnover rate                                            1.11%
Average commission rate@                                        $0.0201
*After provision for Federal tax on retained capital
 gains at end of period of                                           --



                                                                                        Year ended December 31
                                                                     --------------------------------------------------------------
                                                                        1996         1995         1994         1993         1992
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $265.44      $204.13      $205.81      $205.98      $198.84
                                                                       -------      -------      -------      -------      -------
Net investment income                                                     4.09         3.63         3.79         3.47         3.28
Net realized and unrealized gain (loss) on investments*                  61.76        61.75        (1.67)       (0.24)        7.06
                                                                       -------      -------      -------      -------      -------
  Total from investment operations                                       65.85        65.38         2.12         3.23        10.34
                                                                       -------      -------      -------      -------      -------
Dividends from net investment income                                     (4.10)       (3.80)       (3.80)       (3.40)       (3.20)
Distributions from net realized gains                                    (0.51)       (0.27)          --           --           --
                                                                       -------      -------      -------      -------      -------
  Total distributions                                                    (4.61)       (4.07)       (3.80)       (3.40)       (3.20)
                                                                       -------      -------      -------      -------      -------
Net asset value, end of year                                           $326.68      $265.44      $204.13      $205.81      $205.98
                                                                       =======      =======      =======      =======      =======
Total return                                                             26.06%       34.44%        3.44%        4.88%        6.75%
Net assets at end of period (000s)                                    $276,724     $233,422     $195,150     $206,153     $209,922
Ratio of operating expenses to average net assets                         0.57%        0.58%        0.57%        0.62%        0.59%
Ratio of net investment income to average net assets                      1.36%        1.49%        1.80%        1.65%        1.63%
Portfolio turnover rate                                                   5.39%       11.67%       16.31%       22.10%       10.68%
Average commission rate@                                               $0.0298           --           --           --           --
*After provision for Federal tax on retained capital gains at end
 of period of                                                            $3.07        $4.64        $4.88        $6.79        $2.94

-----------------------------------------------------------------------------------------------------------------------------------

[dbldag] Annualized
+        Represents aggregate return for the period without annualization.
@ Average commission rate per share paid for security trades beginning with the fiscal year ended December 31, 1996.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
--------------------------------------------------------------------------------

Fund Information

State Street Research
Exchange Fund
One Financial Center
Boston, MA 02111


Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111


Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111


Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032


Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110


Legal Counsel
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer


Peter C. Bennett
Vice President


James M. Weiss
Vice President


Kennard Woodworth, Jr.
Vice President


Gerard P. Maus
Treasurer


Joseph W. Canavan
Assistant Treasurer


Douglas A. Romich
Assistant Treasurer


Francis J. McNamara, III
Secretary and General Counsel


Darman A. Wing
Assistant Secretary and
Assistant General Counsel


Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company


Steve A. Garban
Retired; formerly Senior Vice
President for Finance and
Operations and Treasurer, The
Pennsylvania State University


Malcolm T. Hopkins
Former Vice Chairman of the
Board and Chief Financial Officer,
St. Regis Corp.


Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs


Robert A. Lawrence
Associate, Saltonstall & Co.


Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.


Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology


Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart



                                       7
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[BACK COVER]

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Questions? Comments?
Call us at 1-800-562-0032,
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        Shareholder Services
        P.O. Box 8408
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This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  4100-970821(0998)SSR-LD                         EX-469E-897IBS